Carrying Amount and Classification of Assets and Liabilities on MHFG Group's Balance Sheets that Relate to its Variable Interests in Significant Unconsolidated VIEs (Detail) (JPY ¥)	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Assets on balance sheets related to unconsolidated VIEs:
Trading account assets	¥ 34,066,555,000,000	¥ 30,945,553,000,000
Loans	69,060,526,000,000	65,306,370,000,000
Total	178,746,994,000,000	166,361,633,000,000	161,985,700,000,000
Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Payables under securities lending transactions	11,496,178,000,000	7,840,571,000,000
Total	172,889,899,000,000	161,714,609,000,000
Maximum exposure to loss	545,000,000,000	367,000,000,000
Unconsolidated VIEs
Assets on balance sheets related to unconsolidated VIEs:
Trading account assets	46,000,000,000	46,000,000,000
Investments	206,000,000,000	202,000,000,000
Loans	308,000,000,000	120,000,000,000
Total	560,000,000,000	368,000,000,000
Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Payables under securities lending transactions	14,000,000,000	15,000,000,000
Total	14,000,000,000	15,000,000,000
Maximum exposure to loss	¥ 545,000,000,000	¥ 367,000,000,000